CERTIFICATE OF AMENDMENT TO THE CERTIFICATE OF TRUST

OF

THL CREDIT SENIOR LOAN FUND

(a Delaware Statutory Trust)

This Certificate of Amendment to the Certificate of Trust of THL Credit Senior Loan Fund (“Certificate”) is filed in accordance with the provisions of the Delaware Statutory Trust Act (Title 12 of the Delaware Code, Section 3801 et seq.) (the “Act”) and sets forth the following:

FIRST:  The name of the statutory trust is THL Credit Senior Loan Fund (the “Trust”).

SECOND:  The Trust’s Certificate of Trust is hereby amended to delete the first enumerated paragraph therein in its entirety and to insert in lieu thereof the following first enumerated paragraph:

“FIRST:  The name of the statutory trust is First Eagle Senior Loan Fund (the “Trust”).”

THIRD:  The Certificate of Amendment to the Certificate of Trust shall be effective upon acceptance by the Secretary of the State of Delaware.

IN WITNESS WHEREOF, the undersigned, being a trustee of the Trust, has duly executed this Certificate in accordance with Section 3811(a)(2) of the Act as of the 8th day of May, 2020.

By:	/s/ Robert J. Hickey
Robert J. Hickey, as Trustee and not individually

THL Credit Senior Loan Fund

227 West Monroe Street, Suite 3200

Chicago, IL 60606